Subsequent Events	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
18. Subsequent Events
Subsequent to December 31, 2020, the Company completed two business acquisitions, which were a sales agency and a marketing agency. The aggregate cash paid for these consummated acquisitions was $17.0 million. The purchase agreements related to those acquisitions included contingent consideration with a maximum payment outcome of $14.2 million and holdback of $1.4 million. The Company has determined that the purchase price allocation related to these acquisitions is impractical to report as of the date of this filing. Purchase price allocations are considered preliminary and subject to adjustment during the measurement period, which is up to one year from the acquisition date.
In January 2021 and February 2021, the Company granted performance restricted stock units with respect to our Class A common stock (“PSUs”) under the Advantage Solutions Inc. 2020 Incentive Award Plan (the “2020 Plan”). The grants provided for a target of 2,557,188 shares of Common Stock to be issued pursuant to the PSUs under the 2020 Plan. The PSUs are subject to the achievement of certain performance conditions based on the Company’s Adjusted EBITDA and revenues and the recipient’s continued service to the Company, the PSUs are scheduled to vest over a three-year period from the date of grant and may vest from 0% to 150% of the targeted number of shares set forth in the immediately preceding sentence.
In January 2021 and February 2021, the Company granted restricted stock units with respect to our Class A common stock (“RSUs”) of 1,703,663 shares. RSUs for 125,000 shares of Common Stock are scheduled to vest in two equal tranches on the first and second anniversaries of the grant date. The remaining RSUs are scheduled to vest in three equal tranches, and a tranche shall vest on each of the first, second and third anniversaries of the grant date.
In January 2021, the Company granted RSUs to certain of its directors (Ronald E. Blaylock, Beverly Chase, Virginie Costa and Elizabeth
Muñoz-Guzman)
with respect to 10,356 shares each. The grants were made in accordance with the Company’s
Non-Employee
Director Compensation Policy. The RSUs granted to these directors are scheduled to vest on the earlier of the one-year
anniversary of the date of grant or the day immediately preceding the date of the first annual meeting of the Company’s stockholders occurring after the date of grant.
The 5,000,000 Performance Shares issued to Topco at the Closing vested on January 15, 2021, when the closing price for the Class A common stock equaled or exceeded $12.00 per share for 20 trading days out of 30 consecutive trading days during the five-year period after the Closing.

Predecessor Company
Subsequent Event [Line Items]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 8 — Subsequent Events Subsequent to September 30, 2020, the Company withdrew $1,000,000 from the interest earned on the funds held in the Trust Account for working capital purposes.